Stockholders’ (Deficit) Equity and Stock-Based Compensation - Restricted stock units, narrative (Details) - $ / shares		1 Months Ended	3 Months Ended			12 Months Ended
	Nov. 15, 2021	Aug. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021
Executive Officers
Class of Stock [Line Items]
Percent of aggregate proceeds rceived			2.00%	2.00%		2.00%
President
Class of Stock [Line Items]
Shares withheld for tax withholding obligation			2,577,541
Chief Executive Officer
Class of Stock [Line Items]
Shares withheld for tax withholding obligation			2,579,585
Restricted Stock Units
Class of Stock [Line Items]
Grants in period (in shares)			9,172,637			29,763,009
Vesting period			3 years			3 years
RSUs granted (in dollars per share)			$ 3.69			$ 10.70
Restricted Stock Units | Executive Officers
Class of Stock [Line Items]
Grants in period (in shares)		10,500,000
Restricted Stock Units | President
Class of Stock [Line Items]
Grants in period (in shares)			742,972	2,750,000	2,750,000	742,972
Restricted Stock Units | Chief Executive Officer
Class of Stock [Line Items]
Grants in period (in shares)			923,695	4,000,000	4,000,000	923,695
Market-based RSUs
Class of Stock [Line Items]
Grants in period (in shares)			111,168
Market-based RSUs | Plan
Class of Stock [Line Items]
Grants in period (in shares)						111,168
Market-based RSUs | President
Class of Stock [Line Items]
Grants in period (in shares)	4,500,000
Market-based RSUs | Chief Executive Officer
Class of Stock [Line Items]
Grants in period (in shares)	5,250,000
Service-based RSUs
Class of Stock [Line Items]
Grants in period (in shares)			1,055,773			1,340,974
Service-based RSUs | Plan
Class of Stock [Line Items]
Grants in period (in shares)						1,349,591